Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Warrants Activity	The following table contains additional information concerning warrants activity for the years 2023 and 2022:
	For the year ended December 31,
	2023		2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of the year	202,251	$23.31	704,355	$13.18
Forfeited and expired	-	$-	(502,104)	$9.09
Outstanding and exercisable at year-end	202,251	$23.31	202,251	$23.31

Schedule of Warrants Outstanding	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2023:
Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10	February 26, 2020	February 24, 2025
160,727	$25	February 12, 2021	February 9, 2026
18,774	$25	February 17, 2021	February 9, 2026
202,251